NATURE OF OPERATIONS (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 21, 2023	May 13, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 30, 2022	Aug. 30, 2021	May 18, 2021
NATURE OF OPERATIONS
Aggregate net proceeds from the IPO, inclusive of the proceeds from the over-allotment exercise				$ 8,100,000
Aggregate cash payment agreed to pay	$ 229,000
D.Jones (H&J Seller) | H&J Settlement Agreement
NATURE OF OPERATIONS
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares)	78,103		78,103
Percentage of membership interest transferred	100.00%
D.Jones (H&J Seller) | Harper & Jones, LLC | H&J Settlement Agreement
NATURE OF OPERATIONS
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares)	78,103
D.Jones (H&J Seller) | Disposal group, Disposed by sale | Harper & Jones, LLC | H&J Settlement Agreement
NATURE OF OPERATIONS
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares)	78,103
Percentage of membership interest transferred	100.00%
IPO
NATURE OF OPERATIONS
Underwriting discounts and commissions		$ 800,000
Estimated offering expenses		600,000
Additional offering costs		$ 600,000
Share issued price		$ 10,375		$ 625
Aggregate net proceeds from the IPO, inclusive of the proceeds from the over-allotment exercise		$ 8,600,000
Harper & Jones
NATURE OF OPERATIONS
Percentage of equity acquired							100.00%
Stateside
NATURE OF OPERATIONS
Percentage of equity acquired						100.00%
Sundry
NATURE OF OPERATIONS
Percentage of equity acquired					100.00%